Accruals and Other Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accruals and Other Liabilities
Payables for purchase of property and equipment		¥ 1,121,715	¥ 1,027,377
Payable for R&D expenses		694,081	437,731
Payables for marketing events		436,610	423,953
Salaries and benefits payable		344,922	402,163
Advance from customers		297,096	233,767
Accrued expenses		246,121	308,486
Current portion of deferred revenue		189,172	108,250
Investment deposit from investors		154,643	47,124
Warranty liabilities		120,161	46,574
Interest payables		105,940	2,584
Current portion of deferred construction allowance		84,495	87,330
Current portion of finance lease liabilities		40,334
Payables for traveling expenses		17,685	43,147
Other payables		363,666	215,195
Total	$ 605,682	¥ 4,216,641	¥ 3,383,681